MANAGEMENT OF FINANCIAL RISK (Capital Management) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Equity	$ 1,677,034	$ 1,403,865
Debt	134,410	126,031	$ 206,847
Lease obligations	76,886	67,977
Less: cash and cash equivalents and short-term investments	(553,985)	(231,328)
Capital amount	$ 1,334,345	$ 1,366,545